Interest Receivable	12 Months Ended
Sep. 30, 2019
Receivables [Abstract]
Interest Receivable	INTEREST RECEIVABLE

The following table provides a summary of interest receivable by interest earning asset type.

	September 30, 2019	September 30, 2018
	(In thousands)
Loans receivable	$41,429	$39,176
Mortgage-backed securities	6,107	6,404
Investment securities	1,321	1,715
	$48,857	$47,295